Class A Common Stock Subject to Possible Redemption (Details)	6 Months Ended	11 Months Ended
	Jun. 30, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares
Plus:
Accretion on Class A common stock subject to possible redemption amount		$ (18,406,092)
Class A common stock subject to possible redemption	$ 150,000,000	$ 150,000,000
Class A Common stock
Temporary Equity [Line Items]
Common stock subject to possible redemption, shares authorized | shares	280,000,000	280,000,000
Common stock subject to possible redemption, par value | $ / shares	$ 0.0001	$ 0.0001
Number of votes per common stock subject to possible redemption | Vote	1	1
Common stock subject to possible redemption, outstanding | shares	15,000,000	15,000,000
Gross proceeds from Initial Public Offering	$ 150,000,000	$ 150,000,000
Less:
Fair value of Public Warrants at issuance	(5,100,000)	(5,100,000)
Offering costs allocated to Class A common stock subject to possible redemption	(13,306,092)	(13,306,092)
Plus:
Accretion on Class A common stock subject to possible redemption amount	18,406,092	18,406,092
Class A common stock subject to possible redemption	$ 150,000,000	$ 150,000,000